Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Income from short-term investments and term deposits and other finance revenue	$ 850	$ 177	$ 68
Debt amendments (Note 15.1, Note 15.2, Note 17.3)	13,952	247	476
Change in fair value of convertible debt derivative	3	3,200	6,878
Foreign exchange gain	3,037	1,166	7,076
Total financial income	17,842	4,790	14,498
Financial expenses:
Interest on loans	22,465	9,584	8,146
Interest on lease contracts (see Note 16)	321	479	571
Interest on financing component of long term development services agreement (see Notes 19 and 20)	69	115	966
Interest on supplier payable with extended payment terms	142	286	222
Other bank fees and financial charges	731	946	1,020
Foreign exchange loss	2,543	1,858	5,994
Total financial expenses	$ 26,271	$ 13,268	$ 16,919